UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Jackson Variable Series Trust
1 Corporate Way
Lansing, MI 48951

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fund Name	Series ID	Class A ID	Class I ID
JNL/FAMCO Flex Core Covered Call Fund	S000035578	C000108989	C000192335
JNL/Nicholas Convertible Arbitrage Fund	S000035582	C000108993	C000192337
JNL Institutional Alt 100 Fund	S000035593	C000109004	C000192340
JNL/VanEck International Gold Fund	S000037901	C000116997	C000192343
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	S000040536	C000125759	C000192346
JNL/The London Company Focused U.S. Equity Fund	S000041932	C000130226	C000192353
JNL/Neuberger Berman Commodity Strategy Fund	S000045525	C000141741	C000192355

3. Investment Company Act File Number:

811-22613

Securities Act File Number:

333-177369

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2020

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.).  (See Instruction A.2)

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $4

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $287,518,482

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$243,733,402

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $531,251,884

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $0

(vi)	Redemption credits available for use in future years $ 531,251,880

-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9): x .0001091

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): =$0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Daniel W. Koors
Daniel W. Koors
Senior Vice President & COO, Jackson National Asset Management, LLC
Date:	March 25, 2021

*Please print the name and title of the signing officer below the signature.